Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Operating lease revenue	$ 346,894	$ 313,582	$ 429,691
Finance lease revenue	731	2,066	299
Equity earnings from unconsolidated subsidiary	496	530	1,159
Gain on sale of aircraft	3,926	27,195	28,959
Interest and other income	1,204	1,666	2,289
Total revenues	353,251	345,039	462,397
Expenses
Depreciation	133,227	120,452	159,732
Aircraft impairment	22,000	96,122	66,093
Interest expense	127,782	123,161	145,448
Selling, general and administrative	30,671	30,077	33,674
Ineffective, dedesignated and terminated derivatives	(192)	91	4,134
Loss on modification and extinguishment of debt	23,309	9,246	17,491
Maintenance and other costs	2,524	2,279	7,628
Total expenses	339,321	381,428	434,200
Net income (loss) before provision (benefit) for income taxes	13,930	(36,389)	28,197
Provision (benefit) for income taxes	11,332	(7,277)	5,399
Net income (loss)	$ 2,598	$ (29,112)	$ 22,798
Weighted average number of shares:
Basic (in shares)	30,307,357	33,239,001	41,222,690
Diluted (in shares)	30,353,425	33,239,001	41,315,149
Earnings (loss) per share:
Basic (in dollars per share)	$ 0.09	$ (0.88)	$ 0.52
Diluted (in dollars per share)	0.09	(0.88)	0.52
Dividends declared and paid per share (in dollars per share)	$ 0	$ 0	$ 1.00